Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MONEY MARKET TRUST
CIK	dei_EntityCentralIndexKey	0000703642
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 31, 2016
Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2016
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016